Warranty Liability - Disclosure of warranty liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Warranty Provision Abstract
Opening balance	$ 2,499,890	$ 2,077,750
Warranty additions	339,263	1,343,838
Warranty disbursements	(475,249)	(774,174)
Warranty expiry	0	(147,108)
Foreign exchange translation	22	(416)
Total	2,363,926	2,499,890
Current portion	744,074	750,806
Long term portion	1,619,852	1,749,084
Total	$ 2,363,926	$ 2,499,890